UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

May 31, 2009

1.861967.101

HICII-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.9%
	Principal Amount	Value
Convertible Bonds - 1.1%
Building Materials - 0.2%
General Cable Corp.:
0.875% 11/15/13	$ 580,000	$ 540,966
1% 10/15/12	420,000	327,600
		868,566
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	899,400
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (e)	1,410,000	1,381,067
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/66	770,000	599,137
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	671,000	322,080
Telecommunications - 0.1%
Leap Wireless International, Inc. 4.5% 7/15/14 (e)	430,000	353,675
Level 3 Communications, Inc. 6% 3/15/10	180,000	171,000
		524,675
TOTAL CONVERTIBLE BONDS		4,594,925
Nonconvertible Bonds - 81.8%
Aerospace - 0.6%
Bombardier, Inc.:
6.3% 5/1/14 (e)	685,000	599,375
8% 11/15/14 (e)	1,165,000	1,074,713
Sequa Corp. 11.75% 12/1/15 (e)	2,140,000	920,200
TransDigm, Inc. 7.75% 7/15/14	230,000	224,250
		2,818,538
Air Transportation - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	5,950,000	59,500
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	32,208	16,104
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	380,599	213,135
		288,739
Automotive - 3.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	49,450
Ford Motor Co. 7.45% 7/16/31	1,925,000	1,116,500
Ford Motor Credit Co. LLC:
7.8% 6/1/12	1,100,000	940,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16	$ 1,050,000	$ 843,194
9.875% 8/10/11	1,780,000	1,624,987
General Motors Corp.:
7.125% 7/15/13 (c)	265,000	23,850
7.2% 1/15/11 (c)	300,000	21,000
8.25% 7/15/23 (c)	500,000	45,000
8.375% 7/15/33 (c)	435,000	39,150
Tenneco, Inc.:
8.125% 11/15/15	1,435,000	1,054,725
8.625% 11/15/14	1,720,000	1,040,600
10.25% 7/15/13	355,000	315,950
The Goodyear Tire & Rubber Co.:
6.3175% 12/1/09 (g)	140,000	138,950
8.625% 12/1/11	1,450,000	1,417,375
10.5% 5/15/16	3,280,000	3,255,400
TRW Automotive, Inc. 7% 3/15/14 (e)	1,640,000	1,205,400
		13,132,031
Banks and Thrifts - 1.2%
GMAC LLC:
6.625% 5/15/12 (e)	445,000	382,700
6.75% 12/1/14 (e)	1,533,000	1,272,390
6.875% 9/15/11 (e)	1,489,000	1,325,210
6.875% 8/28/12 (e)	567,000	487,620
7% 2/1/12 (e)	594,000	516,780
7.5% 12/31/13 (e)	835,000	693,050
8% 11/1/31 (e)	600,000	447,000
		5,124,750
Broadcasting - 0.1%
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(g)	1,574,845	391,066
7% 1/15/14	521,000	182,350
		573,416
Building Materials - 2.3%
Building Materials Corp. of America 7.75% 8/1/14	1,320,000	1,122,000
Coleman Cable, Inc. 9.875% 10/1/12	3,540,000	2,761,200
General Cable Corp.:
3.5825% 4/1/15 (g)	1,240,000	1,004,400
7.125% 4/1/17	1,505,000	1,354,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc.:
8.5% 9/1/14	$ 1,740,000	$ 461,100
10% 12/1/13	4,225,000	2,746,250
Owens Corning 6.5% 12/1/16	855,000	743,902
		10,193,352
Cable TV - 5.3%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	1,230,000	141,450
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	560,000	549,528
10.25% 9/15/10 (c)	2,030,000	2,009,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(g)	6,980,000	6,735,700
10.375% 4/30/14 (e)(g)	615,000	582,713
10.875% 9/15/14 (e)	2,140,000	2,182,800
CSC Holdings, Inc.:
6.75% 4/15/12	200,000	192,000
7.625% 4/1/11	3,898,000	3,888,255
8.5% 4/15/14 (e)	750,000	742,500
8.625% 2/15/19 (e)	785,000	769,300
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	860,000	782,600
EchoStar Communications Corp.:
7% 10/1/13	525,000	493,500
7.125% 2/1/16	3,095,000	2,831,925
Kabel Deutschland GmbH 10.625% 7/1/14	70,000	72,100
Videotron Ltd. 6.875% 1/15/14	990,000	930,600
		22,904,671
Capital Goods - 1.2%
Anixter International, Inc. 10% 3/15/14	135,000	133,650
Baldor Electric Co. 8.625% 2/15/17	2,230,000	2,029,300
Esco Corp.:
5.195% 12/15/13 (e)(g)	90,000	64,800
8.625% 12/15/13 (e)	550,000	462,000
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	475,000	394,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
SPX Corp. 7.625% 12/15/14	$ 1,630,000	$ 1,581,100
Terex Corp. 10.875% 6/1/16	680,000	664,108
		5,329,208
Chemicals - 1.1%
Airgas, Inc. 7.125% 10/1/18 (e)	510,000	489,600
Georgia Gulf Corp. 9.5% 10/15/14	1,265,000	338,388
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,160,000	1,173,308
Nalco Co. 8.25% 5/15/17 (e)	460,000	455,400
NOVA Chemicals Corp. 6.5% 1/15/12	480,000	434,400
Phibro Animal Health Corp. 10% 8/1/13 (e)	370,000	310,800
PolyOne Corp. 8.875% 5/1/12	2,205,000	1,477,350
		4,679,246
Consumer Products - 1.2%
Jarden Corp. 7.5% 5/1/17	3,810,000	3,295,650
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,370,000	2,073,750
		5,369,400
Containers - 1.3%
Berry Plastics Corp. 5.8813% 2/15/15 (g)	4,780,000	4,063,000
Berry Plastics Holding Corp. 8.875% 9/15/14	745,000	592,275
BWAY Corp. 10% 4/15/14 (e)	715,000	707,850
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	105,000	104,738
		5,467,863
Diversified Financial Services - 0.4%
Sprint Capital Corp. 8.75% 3/15/32	2,315,000	1,828,850
Diversified Media - 1.0%
Liberty Media Corp. 5.7% 5/15/13	865,000	737,413
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	1,145,000	1,087,750
11.5% 5/1/16 (e)	1,775,000	1,690,688
11.625% 2/1/14 (e)	835,000	818,300
		4,334,151
Electric Utilities - 5.8%
AES Corp.:
8% 10/15/17	2,795,000	2,606,338
8.75% 5/15/13 (e)	804,000	804,000
9.75% 4/15/16 (e)	660,000	663,300
CMS Energy Corp. 8.5% 4/15/11	2,880,000	2,894,400
Dynegy Holdings, Inc. 7.75% 6/1/19	990,000	710,325
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy 7.2% 5/15/19	$ 2,605,000	$ 1,784,425
Energy Future Holdings:
10.875% 11/1/17	1,450,000	1,044,000
12% 11/1/17 pay-in-kind (g)	328,600	170,982
Mirant Americas Generation LLC:
8.3% 5/1/11	2,800,000	2,800,000
9.125% 5/1/31	950,000	733,875
NiSource Finance Corp. 10.75% 3/15/16	737,000	803,014
NRG Energy, Inc.:
7.25% 2/1/14	2,315,000	2,222,400
7.375% 2/1/16	2,435,000	2,313,250
NSG Holdings II, LLC 7.75% 12/15/25 (e)	960,000	772,800
RRI Energy, Inc. 7.875% 6/15/17	2,110,000	1,772,400
TECO Energy, Inc. 3.0275% 5/1/10 (g)	760,000	731,500
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15	3,950,000	2,360,125
		25,187,134
Energy - 6.2%
Ashland, Inc. 9.125% 6/1/17 (e)	515,000	520,150
Chesapeake Energy Corp.:
6.5% 8/15/17	5,575,000	4,571,500
6.625% 1/15/16	480,000	411,600
6.875% 1/15/16	10,000	8,550
7% 8/15/14	25,000	22,625
7.5% 6/15/14	690,000	638,250
7.625% 7/15/13	1,150,000	1,063,750
9.5% 2/15/15	1,380,000	1,352,400
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (e)	795,000	500,850
Denbury Resources, Inc. 9.75% 3/1/16	410,000	420,250
El Paso Corp. 8.25% 2/15/16	475,000	465,500
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	500,000	488,750
Forest Oil Corp. 7.25% 6/15/19	3,660,000	3,156,750
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	1,720,000	1,393,200
OPTI Canada, Inc. 8.25% 12/15/14	1,850,000	1,267,250
Petrohawk Energy Corp. 9.125% 7/15/13	2,210,000	2,165,800
Plains Exploration & Production Co.:
7% 3/15/17	3,285,000	2,833,313
7.625% 6/1/18	350,000	310,205
10% 3/1/16	1,395,000	1,384,538
Pride International, Inc. 7.375% 7/15/14	480,000	478,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp. 7.375% 7/15/13	$ 1,425,000	$ 1,382,250
SandRidge Energy, Inc.:
4.8325% 4/1/14 (g)	385,000	294,525
8.625% 4/1/15 pay-in-kind (g)	195,000	165,263
Southwestern Energy Co. 7.5% 2/1/18 (e)	540,000	513,000
Tennessee Gas Pipeline Co. 8% 2/1/16 (e)	285,000	285,000
Tesoro Corp. 6.25% 11/1/12	360,000	328,500
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	540,000	477,900
		26,900,469
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8.75% 6/1/19 (e)(f)	1,020,000	989,400
Environmental - 0.6%
Allied Waste North America, Inc.:
6.875% 6/1/17	105,000	101,325
7.125% 5/15/16	2,620,000	2,561,050
		2,662,375
Food and Drug Retail - 1.3%
Federated Retail Holdings, Inc. 5.35% 3/15/12	1,005,000	924,268
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,250,000	1,204,350
Rite Aid Corp.:
7.5% 3/1/17	1,120,000	870,800
10.375% 7/15/16	355,000	316,838
Stater Brothers Holdings, Inc. 7.75% 4/15/15	195,000	187,200
SUPERVALU, Inc.:
7.5% 11/15/14	830,000	803,025
8% 5/1/16	1,365,000	1,337,700
		5,644,181
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc.:
7.25% 5/15/17	2,004,000	1,868,730
8.375% 12/15/14	3,600,000	3,600,000
Dean Foods Co. 7% 6/1/16	2,277,413	2,135,075
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	780,000	764,400
Smithfield Foods, Inc. 7.75% 7/1/17	1,400,000	959,000
		9,327,205
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - 1.3%
MGM Mirage, Inc.:
5.875% 2/27/14	$ 4,015,000	$ 2,529,450
6.625% 7/15/15	190,000	119,700
7.5% 6/1/16	540,000	345,600
13% 11/15/13 (e)	1,185,000	1,297,575
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	370,000	244,200
7.125% 8/15/14	610,000	414,800
Station Casinos, Inc.:
6% 4/1/12 (c)	930,000	334,800
7.75% 8/15/16 (c)	810,000	291,600
		5,577,725
Healthcare - 8.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	469,200
Biomet, Inc.:
10% 10/15/17	320,000	326,400
10.375% 10/15/17 pay-in-kind (g)	4,160,000	3,931,200
Carriage Services, Inc. 7.875% 1/15/15	680,000	523,600
Community Health Systems, Inc. 8.875% 7/15/15	3,320,000	3,270,200
DaVita, Inc.:
6.625% 3/15/13	1,760,000	1,643,488
7.25% 3/15/15	1,685,000	1,575,475
HCA, Inc.:
8.5% 4/15/19 (e)	1,420,000	1,380,950
9.125% 11/15/14	770,000	756,525
9.25% 11/15/16	4,285,000	4,215,369
9.625% 11/15/16 pay-in-kind (g)	3,607,000	3,453,703
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,040,000	1,016,600
Inverness Medical Innovations, Inc. 9% 5/15/16	1,005,000	964,800
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	370,000	331,150
Senior Housing Properties Trust 7.875% 4/15/15	313,000	278,570
Service Corp. International 7.375% 10/1/14	265,000	251,750
Skilled Healthcare Group, Inc. 11% 1/15/14	235,000	242,050
Tenet Healthcare Corp.:
9.25% 2/1/15	1,815,000	1,683,413
9.875% 7/1/14	2,475,000	2,468,813
Ventas Realty LP:
6.5% 6/1/16	3,550,000	3,239,375
6.5% 6/1/16	205,000	187,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
6.75% 4/1/17	$ 530,000	$ 483,625
7.125% 6/1/15	128,000	117,760
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	5,275,000	3,956,250
		36,767,329
Homebuilding/Real Estate - 1.4%
KB Home 5.875% 1/15/15	175,000	155,750
Realogy Corp. 10.5% 4/15/14	3,620,000	1,339,400
Rouse Co.:
5.375% 11/26/13 (c)	1,670,000	1,039,575
7.2% 9/15/12 (c)	705,000	442,388
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)	4,670,000	2,907,075
		5,884,188
Hotels - 1.0%
Host Hotels & Resorts LP 6.875% 11/1/14	1,650,000	1,493,250
Host Marriott LP 7.125% 11/1/13	1,170,000	1,076,400
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	2,115,000	1,982,813
		4,552,463
Leisure - 0.4%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)(f)	1,190,000	1,154,300
Six Flags Operations, Inc. 12.25% 7/15/16 (e)	243,000	173,745
Six Flags, Inc. 9.625% 6/1/14	547,000	84,785
Universal City Florida Holding Co. I/II 5.7775% 5/1/10 (g)	260,000	195,000
		1,607,830
Metals/Mining - 5.0%
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (e)	385,000	375,375
Drummond Co., Inc. 7.375% 2/15/16 (e)	215,000	158,025
FMG Finance Property Ltd.:
10% 9/1/13 (e)	1,150,000	1,023,500
10.625% 9/1/16 (e)	3,930,000	3,497,700
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530,000	514,100
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (g)	1,880,000	1,696,700
8.25% 4/1/15	885,000	880,575
8.375% 4/1/17	2,275,000	2,212,438
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,770,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Novelis, Inc. 7.25% 2/15/15	$ 1,015,000	$ 669,900
Peabody Energy Corp.:
6.875% 3/15/13	1,000,000	965,000
7.375% 11/1/16	1,785,000	1,695,750
Teck Resources Ltd.:
9.75% 5/15/14 (e)	2,030,000	2,019,850
10.25% 5/15/16 (e)	1,640,000	1,658,532
10.75% 5/15/19 (e)	2,465,000	2,535,992
		21,673,437
Paper - 3.6%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (e)(f)	680,000	669,800
Domtar Corp.:
7.125% 8/15/15	470,000	385,400
7.875% 10/15/11	4,185,000	4,101,300
9.5% 8/1/16	350,000	290,500
Georgia-Pacific Corp.:
7.125% 1/15/17 (e)	870,000	811,275
8.125% 5/15/11	1,120,000	1,120,000
9.5% 12/1/11	2,151,000	2,210,153
Graphic Packaging International, Inc.:
8.5% 8/15/11	2,040,000	1,999,200
9.5% 8/15/13	355,000	331,925
International Paper Co.:
7.4% 6/15/14	105,000	103,423
9.375% 5/15/19	675,000	679,450
NewPage Corp. 10% 5/1/12	2,240,000	1,209,600
Rock-Tenn Co.:
9.25% 3/15/16	265,000	268,313
9.25% 3/15/16 (e)	235,000	237,938
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)(f)	440,000	409,200
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	1,065,000	639,000
		15,466,477
Publishing/Printing - 2.9%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	304,825
Cenveo Corp.:
7.875% 12/1/13	2,030,000	1,390,550
10.5% 8/15/16 (e)	2,930,000	2,102,275
The Reader's Digest Association, Inc. 9% 2/15/17	2,030,000	71,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
TL Acquisitions, Inc.:
0% 7/15/15 (d)(e)	$ 595,000	$ 398,650
10.5% 1/15/15 (e)	6,580,000	5,132,400
Valassis Communications, Inc. 8.25% 3/1/15	5,215,000	3,024,700
		12,424,450
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16 (e)	380,000	362,900
Kansas City Southern Railway Co. 8% 6/1/15	565,000	480,250
		843,150
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	920,000	862,500
Services - 3.4%
ARAMARK Corp.:
4.5275% 2/1/15 (g)	3,735,000	3,006,675
8.5% 2/1/15	1,535,000	1,458,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.3831% 5/15/14 (g)	775,000	441,750
7.625% 5/15/14	340,000	231,200
7.75% 5/15/16	670,000	475,700
Corrections Corp. of America 6.25% 3/15/13	2,170,000	2,056,075
Hertz Corp. 8.875% 1/1/14	2,715,000	2,457,075
Iron Mountain, Inc.:
6.625% 1/1/16	155,000	143,375
8% 6/15/20	2,595,000	2,387,400
8.625% 4/1/13	190,000	190,000
Penhall International Corp. 12% 8/1/14 (e)	190,000	57,000
United Rentals North America, Inc.:
6.5% 2/15/12	355,000	326,600
7% 2/15/14	375,000	285,000
7.75% 11/15/13	1,275,000	1,039,125
		14,555,225
Shipping - 1.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,561,950
Navios Maritime Holdings, Inc. 9.5% 12/15/14	635,000	485,775
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	1,801,800
Teekay Corp. 8.875% 7/15/11	1,110,000	1,096,125
		4,945,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 2.4%
Asbury Automotive Group, Inc. 7.625% 3/15/17	$ 2,911,000	$ 2,008,590
Dollar General Corp.:
10.625% 7/15/15	1,035,000	1,086,750
11.875% 7/15/17 pay-in-kind (g)	435,000	448,050
Michaels Stores, Inc. 10% 11/1/14	1,800,000	1,296,000
Sally Holdings LLC 9.25% 11/15/14	4,175,000	4,206,313
The May Department Stores Co. 5.75% 7/15/14	470,000	395,053
United Auto Group, Inc. 7.75% 12/15/16	1,160,000	875,800
		10,316,556
Steels - 0.4%
Steel Dynamics, Inc. 7.375% 11/1/12	1,960,000	1,793,400
Super Retail - 1.5%
Asbury Automotive Group, Inc. 8% 3/15/14	2,910,000	2,182,500
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,000,000	2,007,500
Sonic Automotive, Inc. 8.625% 8/15/13	2,375,000	1,484,375
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	480,000	220,800
Toys 'R' US, Inc. 7.875% 4/15/13	845,000	545,025
		6,440,200
Technology - 2.8%
Avago Technologies Finance Ltd. 10.125% 12/1/13	785,000	754,581
First Data Corp. 9.875% 9/24/15	495,000	340,313
Freescale Semiconductor, Inc. 8.875% 12/15/14	1,825,000	830,375
Jabil Circuit, Inc. 8.25% 3/15/18	1,045,000	966,625
Lucent Technologies, Inc.:
6.45% 3/15/29	630,000	359,100
6.5% 1/15/28	480,000	271,200
Nortel Networks Corp.:
0% 7/15/11 (c)(g)	575,000	172,500
10.75% 7/15/16 (c)	1,200,000	378,000
NXP BV 10% 7/15/13 (e)	581,000	406,700
Seagate Technology International 10% 5/1/14 (e)	525,000	525,000
Serena Software, Inc. 10.375% 3/15/16	355,000	255,600
SunGard Data Systems, Inc.:
9.125% 8/15/13	3,600,000	3,420,000
10.625% 5/15/15 (e)	365,000	354,050
Xerox Capital Trust I 8% 2/1/27	3,825,000	2,964,375
		11,998,419
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - 10.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (e)	$ 1,075,000	$ 1,053,500
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,225,000	1,261,750
Cricket Communications, Inc.:
9.375% 11/1/14	3,130,000	3,114,350
10% 7/15/15 (e)	1,780,000	1,797,800
Crown Castle International Corp. 9% 1/15/15	1,265,000	1,271,325
Digicel Group Ltd.:
8.875% 1/15/15 (e)	1,785,000	1,454,775
9.125% 1/15/15 pay-in-kind (e)(g)	3,329,000	2,663,200
9.25% 9/1/12 (e)	765,000	730,575
Frontier Communications Corp. 8.25% 5/1/14	1,510,000	1,468,475
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14 (e)	680,000	656,200
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (e)	6,910,000	6,961,814
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (e)	1,000,000	980,000
8.875% 1/15/15 (e)	2,425,000	2,376,500
Level 3 Financing, Inc.:
5.485% 2/15/15 (g)	540,000	334,800
9.25% 11/1/14	1,465,000	1,144,531
MetroPCS Wireless, Inc. 9.25% 11/1/14	2,015,000	2,022,556
Nextel Communications, Inc.:
6.875% 10/31/13	380,000	316,350
7.375% 8/1/15	3,760,000	2,979,800
Qwest Capital Funding, Inc. 7% 8/3/09	1,340,000	1,340,000
Qwest Corp.:
4.57% 6/15/13 (g)	2,060,000	1,848,850
7.5% 10/1/14	75,000	71,250
8.375% 5/1/16 (e)	1,000,000	980,000
8.875% 3/15/12	455,000	458,413
Sprint Capital Corp.:
6.9% 5/1/19	4,820,000	3,904,200
7.625% 1/30/11	765,000	755,438
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	1,025,000	1,066,000
Windstream Corp.:
7% 3/15/19	910,000	812,175
8.625% 8/1/16	1,159,000	1,138,718
		44,963,345
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 5.6975% 12/15/14 (g)	$ 300,000	$ 243,000
Levi Strauss & Co.:
8.875% 4/1/16	495,000	457,875
9.75% 1/15/15	105,000	100,800
Quiksilver, Inc. 6.875% 4/15/15	715,000	464,750
		1,266,425
TOTAL NONCONVERTIBLE BONDS		354,693,748
TOTAL CORPORATE BONDS (Cost $382,351,434)		359,288,673
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0189% 8/1/24 (e)(g) (Cost $147,838)	179,606	78,542
Common Stocks - 0.0%
Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a) (Cost $21)	9	52
Floating Rate Loans (h) - 12.4%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 4.0525% 12/3/14 (g)	$ 2,057,670	1,594,694
Automotive - 0.7%
Federal-Mogul Corp.:
Tranche B, term loan 2.3439% 12/27/14 (g)	900,541	567,341
Tranche C, term loan 2.2703% 12/27/15 (g)	459,459	289,459
Ford Motor Co. term loan 3.6133% 12/15/13 (g)	1,288,193	927,499
General Motors Corp. term loan 8% 11/29/13 (g)	1,278,461	1,214,538
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.07% 4/30/14 (g)	280,000	233,800
		3,232,637
Floating Rate Loans (h) - continued
	Principal Amount	Value
Broadcasting - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.5688% 9/29/14 (g)	$ 2,235,000	$ 1,519,800
VNU, Inc. term loan 2.3819% 8/9/13 (g)	1,003,550	875,597
		2,395,397
Cable TV - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (g)	3,661,930	3,121,796
CSC Holdings, Inc. Tranche B, term loan 2.0947% 3/31/13 (g)	1,283,508	1,200,080
		4,321,876
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.085% 5/4/15 pay-in-kind (g)	1,040,000	624,000
Chemicals - 0.3%
Georgia Gulf Corp. term loan 8.911% 10/3/13 (g)	1,667,789	1,134,096
MacDermid, Inc. Tranche B, term loan 2.3188% 4/12/14 (g)	357,288	242,956
		1,377,052
Consumer Products - 0.1%
Jarden Corp. term loan 2.97% 1/24/12 (g)	330,023	313,521
Electric Utilities - 1.6%
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (g)	3,370,000	2,864,500
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8814% 10/10/14 (g)	849,223	583,841
Tranche B2, term loan 3.8812% 10/10/14 (g)	4,907,951	3,398,756
		6,847,097
Energy - 0.2%
CCS, Inc. Tranche B, term loan 3.3188% 11/14/14 (g)	1,281,657	833,077
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0936% 6/4/14 (g)	990,000	787,050
Food/Beverage/Tobacco - 0.1%
U.S. Foodservice Tranche B, term loan 2.8125% 7/3/14 (g)	500,000	347,500
Healthcare - 1.6%
Community Health Systems, Inc.:
term loan 2.8984% 7/25/14 (g)	1,703,581	1,507,669
Tranche DD, term loan 2.5688% 7/25/14 (g)	86,924	76,928
Floating Rate Loans (h) - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (g)	$ 3,851,822	$ 3,437,751
VWR Funding, Inc. term loan 2.8188% 6/29/14 (g)	2,215,725	1,861,209
		6,883,557
Homebuilding/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (g)	29,697	20,342
Tranche B, term loan 4.1769% 10/10/13 (g)	110,303	75,558
Tranche DD, term loan 4.1586% 10/10/13 (g)	249,367	170,816
		266,716
Leisure - 0.1%
Easton Bell Sports, Inc. Tranche B, term loan 2.85% 3/16/12 (g)	578,645	520,781
Paper - 0.1%
Georgia-Pacific Corp. Tranche B1, term loan 3.2293% 12/20/12 (g)	546,353	505,376
Publishing/Printing - 0.7%
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.66% 6/12/14 (g)	115,439	81,096
Tranche 2LN, term loan 10.16% 12/12/14 (g)	4,860,775	729,116
Thomson Learning, Inc. term loan 2.82% 7/5/14 (g)	2,779,158	2,153,848
		2,964,060
Restaurants - 0.3%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.57% 6/14/13 (g)	166,963	118,543
term loan 2.625% 6/14/14 (g)	1,973,038	1,400,857
		1,519,400
Services - 0.6%
RSC Equipment Rental Tranche 2LN, term loan 4.4816% 11/30/13 (g)	2,210,000	1,613,300
ServiceMaster Co.:
term loan 3.0599% 7/24/14 (g)	1,081,704	822,095
Tranche DD, term loan 2.82% 7/24/14 (g)	107,722	81,868
		2,517,263
Specialty Retailing - 1.0%
Michaels Stores, Inc. term loan 2.6792% 10/31/13 (g)	3,163,291	2,285,478
Sally Holdings LLC Tranche B, term loan 2.7116% 11/16/13 (g)	782,043	725,345
Toys 'R' US, Inc. term loan 3.4181% 12/8/09 (g)	1,707,294	1,195,106
		4,205,929
Floating Rate Loans (h) - continued
	Principal Amount	Value
Super Retail - 0.4%
Dollar General Corp. Tranche B1, term loan 3.4378% 7/6/14 (g)	$ 1,660,000	$ 1,527,200
Neiman Marcus Group, Inc. term loan 2.945% 4/6/13 (g)	450,000	315,000
		1,842,200
Technology - 1.0%
First Data Corp. Tranche B1, term loan 3.0593% 9/24/14 (g)	576,043	426,271
Flextronics International Ltd. Tranche B-B, term loan 3.4575% 10/1/12 (g)	685,122	585,779
Freescale Semiconductor, Inc. term loan:
2.1681% 12/1/13 (g)	1,363,829	886,489
12.5% 12/15/14	1,518,984	1,169,618
SunGard Data Systems, Inc. term loan 2.4775% 2/28/14 (g)	1,423,022	1,323,410
		4,391,567
Telecommunications - 1.2%
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (g)	155,000	140,663
FairPoint Communications, Inc. Tranche B, term loan 3/31/15	685,000	503,475
Intelsat Jackson Holdings Ltd. term loan 3.4113% 2/1/14 (g)	3,270,000	2,689,575
Level 3 Financing, Inc. term loan 3.1645% 3/13/14 (g)	2,520,000	2,016,000
		5,349,713
TOTAL FLOATING RATE LOANS (Cost $59,251,217)		53,640,463
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b) (Cost $12,324,517)	12,324,517	12,324,517
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $454,075,027)		425,332,247
NET OTHER ASSETS - 1.9%		8,070,706
NET ASSETS - 100%		$ 433,402,953
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,773,010 or 19.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 239,059
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 425,332,247	$ 12,324,569	$ 412,124,416	$ 883,262
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 367,524
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,542,100)
Cost of Purchases	206,621
Proceeds of Sales	-
Amortization/Accretion	50,888
Transfer in/out of Level 3	3,800,329
Ending Balance	$ 883,262

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $449,730,152. Net unrealized depreciation aggregated $24,397,905, of which $26,242,045 related to appreciated investment securities and $50,639,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2009

1.834774.103

SHI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 93.5%
	Principal Amount	Value
Convertible Bonds - 0.7%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 690,000	$ 509,220
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (b)	1,210,000	1,185,171
Telecommunications - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	1,220,000	1,204,750
TOTAL CONVERTIBLE BONDS		2,899,141
Nonconvertible Bonds - 92.8%
Aerospace - 2.0%
BE Aerospace, Inc. 8.5% 7/1/18	840,000	793,800
Bombardier, Inc.:
6.75% 5/1/12 (b)	1,180,000	1,085,600
7.45% 5/1/34 (b)	1,355,000	1,029,800
8% 11/15/14 (b)	2,240,000	2,066,400
L-3 Communications Corp.:
6.125% 7/15/13	760,000	706,800
7.625% 6/15/12	2,755,000	2,748,113
		8,430,513
Air Transportation - 2.3%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,275,000	1,820,000
6.977% 11/23/22	733,851	440,310
7.024% 4/15/11	655,000	645,175
7.324% 4/15/11	365,000	360,438
8.608% 10/1/12	1,120,000	862,400
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	795,000	477,000
7.566% 9/15/21	257,283	198,108
7.73% 9/15/12	45,200	36,160
7.875% 7/2/18	1,660,344	929,793
8.388% 5/1/22	84,851	56,002
9.558% 9/1/19	233,429	130,720
9.798% 4/1/21	1,593,337	860,402
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,407,177	1,540,594
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 973,711	$ 603,701
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,361,142	707,794
		9,668,597
Automotive - 0.2%
The Goodyear Tire & Rubber Co. 9% 7/1/15	675,000	641,250
Building Materials - 0.2%
Owens Corning 6.5% 12/1/16	1,073,000	933,575
Cable TV - 8.0%
CSC Holdings, Inc.:
6.75% 4/15/12	4,330,000	4,156,800
8.5% 4/15/14 (b)	1,025,000	1,014,750
8.5% 6/15/15 (b)	2,620,000	2,580,700
8.625% 2/15/19 (b)	1,975,000	1,935,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	3,150,000	2,866,500
7.625% 5/15/16	350,000	336,455
8.375% 3/15/13	2,650,000	2,669,875
EchoStar Communications Corp.:
6.375% 10/1/11	5,770,000	5,596,900
7% 10/1/13	6,645,000	6,246,300
7.125% 2/1/16	1,560,000	1,427,400
Videotron Ltd.:
9.125% 4/15/18 (b)	800,000	822,000
9.125% 4/15/18	4,770,000	4,901,175
		34,554,355
Capital Goods - 2.2%
Case Corp. 7.25% 1/15/16	1,410,000	1,261,950
Leucadia National Corp.:
7% 8/15/13	2,160,000	1,987,200
7.125% 3/15/17	5,120,000	3,955,200
Terex Corp. 8% 11/15/17	2,820,000	2,411,100
		9,615,450
Chemicals - 2.2%
Airgas, Inc. 7.125% 10/1/18 (b)	1,530,000	1,468,800
Huntsman LLC 11.5% 7/15/12	285,000	270,750
Nalco Co. 8.25% 5/15/17 (b)	1,225,000	1,212,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp.:
4.5375% 11/15/13 (c)	$ 2,720,000	$ 2,101,200
6.5% 1/15/12	3,675,000	3,325,875
Westlake Chemical Corp. 6.625% 1/15/16	1,440,000	1,209,600
		9,588,975
Containers - 1.8%
Greif, Inc. 6.75% 2/1/17	5,275,000	4,853,000
Owens-Brockway Glass Container, Inc.:
7.375% 5/15/16 (b)	1,010,000	975,963
8.25% 5/15/13	1,020,000	1,017,450
Silgan Holdings, Inc. 7.25% 8/15/16 (b)	1,010,000	977,175
		7,823,588
Diversified Financial Services - 0.4%
NiSource Finance Corp.:
5.25% 9/15/17	320,000	265,830
5.45% 9/15/20	295,000	232,846
Sprint Capital Corp. 8.75% 3/15/32	270,000	213,300
Whirlpool Corp. 8.6% 5/1/14	1,015,000	1,025,816
		1,737,792
Diversified Media - 1.4%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	1,520,000	1,295,800
7.25% 8/15/11	1,490,000	1,400,600
Lamar Media Corp. 9.75% 4/1/14 (b)	1,265,000	1,290,300
Liberty Media Corp.:
5.7% 5/15/13	2,260,000	1,926,650
8.25% 2/1/30	115,000	77,050
8.5% 7/15/29	130,000	87,100
		6,077,500
Electric Utilities - 6.6%
AES Corp.:
7.75% 3/1/14	3,370,000	3,201,500
8% 10/15/17	1,705,000	1,589,913
9.75% 4/15/16 (b)	700,000	703,500
Aquila, Inc. 11.875% 7/1/12 (c)	95,000	97,375
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	1,330,000	1,276,800
CMS Energy Corp. 6.3% 2/1/12	915,000	860,100
Edison Mission Energy:
7% 5/15/17	2,260,000	1,638,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy: - continued
7.2% 5/15/19	$ 3,535,000	$ 2,421,475
7.625% 5/15/27	1,945,000	1,196,175
Intergen NV 9% 6/30/17 (b)	4,410,000	4,211,550
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	3,175,000	3,048,000
NiSource Finance Corp. 10.75% 3/15/16	792,000	862,940
NSG Holdings II, LLC 7.75% 12/15/25 (b)	4,805,000	3,868,025
Orion Power Holdings, Inc. 12% 5/1/10	815,000	841,488
RRI Energy, Inc. 6.75% 12/15/14	2,635,000	2,536,188
Tenaska Alabama Partners LP 7% 6/30/21 (b)	236,662	199,979
		28,553,508
Energy - 11.6%
Ashland, Inc. 9.125% 6/1/17 (b)	515,000	520,150
Chesapeake Energy Corp.:
6.5% 8/15/17	3,135,000	2,570,700
6.875% 1/15/16	2,230,000	1,906,650
7.25% 12/15/18	890,000	747,600
7.5% 9/15/13	495,000	467,775
7.5% 6/15/14	1,495,000	1,382,875
7.625% 7/15/13	2,560,000	2,368,000
9.5% 2/15/15	3,225,000	3,160,500
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	730,000	664,300
7.75% 5/15/17	1,540,000	1,339,800
Denbury Resources, Inc. 9.75% 3/1/16	515,000	527,875
El Paso Corp.:
6.95% 6/1/28	1,275,000	905,250
7% 6/15/17	2,475,000	2,318,186
8.25% 2/15/16	430,000	421,400
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	3,010,000	2,942,275
Forest Oil Corp. 8.5% 2/15/14 (b)	645,000	622,425
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,881,000
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	425,000	413,313
Newfield Exploration Co. 7.125% 5/15/18	3,890,000	3,506,057
Pan American Energy LLC 7.75% 2/9/12 (b)	2,845,000	2,759,650
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	2,567,100
Plains Exploration & Production Co.:
7% 3/15/17	6,465,000	5,576,063
7.625% 6/1/18	1,575,000	1,395,923
10% 3/1/16	1,540,000	1,528,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Pride International, Inc. 8.5% 6/15/19	$ 680,000	$ 686,800
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,175,000	1,086,875
7.375% 7/15/13	1,000,000	970,000
7.5% 5/15/16	895,000	859,200
8% 5/15/19	1,335,000	1,316,711
Southwestern Energy Co. 7.5% 2/1/18 (b)	1,005,000	954,750
Tennessee Gas Pipeline Co. 8% 2/1/16 (b)	255,000	255,000
Williams Companies, Inc. 8.75% 1/15/20 (b)	1,030,000	1,060,900
		49,683,553
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8.625% 8/15/12	700,000	721,000
Environmental - 1.2%
Allied Waste North America, Inc.:
6.875% 6/1/17	3,405,000	3,285,825
7.125% 5/15/16	300,000	293,250
7.25% 3/15/15	1,020,000	1,020,000
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	725,350
		5,324,425
Food and Drug Retail - 1.7%
Albertsons, Inc.:
7.5% 2/15/11	1,660,000	1,643,400
7.75% 6/15/26	190,000	161,500
8% 5/1/31	1,245,000	1,070,700
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,935,000	1,628,566
Macy's Retail Holdings, Inc. 7.875% 7/15/15	515,000	496,192
SUPERVALU, Inc.:
7.5% 5/15/12	165,000	164,175
8% 5/1/16	2,025,000	1,984,500
		7,149,033
Food/Beverage/Tobacco - 2.2%
Constellation Brands, Inc.:
7.25% 9/1/16	3,600,000	3,357,000
7.25% 5/15/17	1,955,000	1,823,038
8.375% 12/15/14	3,250,000	3,250,000
Tyson Foods, Inc. 10.5% 3/1/14 (b)	1,085,000	1,150,100
		9,580,138
Gaming - 4.0%
Ameristar Casinos, Inc. 9.25% 6/1/14 (b)	345,000	348,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (b)(c)	$ 150,000	$ 91,500
8% 11/15/13 (b)	720,000	453,600
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	2,390,000	932,100
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	3,490,000	3,437,650
7.125% 8/15/14	847,000	575,960
Scientific Games Corp.:
6.25% 12/15/12	3,365,000	3,146,275
7.875% 6/15/16 (b)	1,135,000	1,055,550
9.25% 6/15/19 (b)	870,000	854,775
Seminole Hard Rock Entertainment, Inc. 3.82% 3/15/14 (b)(c)	1,765,000	1,217,850
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,130,000	915,300
7.25% 5/1/12	1,695,000	1,372,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	595,000	505,750
6.625% 12/1/14	2,885,000	2,394,550
		17,302,260
Healthcare - 6.0%
HCA, Inc.:
8.5% 4/15/19 (b)	2,510,000	2,440,975
9.125% 11/15/14	785,000	771,263
9.25% 11/15/16	5,785,000	5,690,994
9.625% 11/15/16 pay-in-kind (c)	6,821,000	6,531,108
9.875% 2/15/17 (b)	265,000	265,663
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,815,000	3,509,800
7% 1/15/16	1,675,000	1,507,500
Service Corp. International 7.5% 4/1/27	1,720,000	1,367,400
Ventas Realty LP:
6.5% 6/1/16	830,000	757,375
6.5% 6/1/16	215,000	196,188
6.625% 10/15/14	1,795,000	1,682,813
6.75% 4/1/17	1,005,000	917,063
		25,638,142
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 4.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 9,755,000	$ 8,340,525
8.125% 6/1/12	2,010,000	1,819,050
D.R. Horton, Inc. 6.5% 4/15/16	1,365,000	1,167,075
KB Home:
5.875% 1/15/15	345,000	307,050
6.375% 8/15/11	1,200,000	1,152,000
Lennar Corp. 12.25% 6/1/17 (b)	1,920,000	1,996,800
Pulte Homes, Inc. 5.25% 1/15/14	1,250,000	1,054,750
Ryland Group, Inc. 8.4% 5/15/17	1,785,000	1,718,063
		17,555,313
Hotels - 3.5%
Host Hotels & Resorts LP:
6.875% 11/1/14	545,000	493,225
9% 5/15/17 (b)	1,010,000	954,450
Host Marriott LP 7.125% 11/1/13	10,765,000	9,903,782
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	580,000	530,700
7.875% 5/1/12	1,765,000	1,716,463
7.875% 10/15/14	1,740,000	1,631,250
		15,229,870
Leisure - 2.4%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	350,000
yankee:
7% 6/15/13	5,460,000	4,545,450
7.25% 6/15/16	4,290,000	3,163,875
7.5% 10/15/27	1,845,000	1,180,800
Speedway Motorsports, Inc. 8.75% 6/1/16 (b)	870,000	872,175
		10,112,300
Metals/Mining - 5.2%
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (b)	625,000	609,375
Drummond Co., Inc. 7.375% 2/15/16 (b)	610,000	448,350
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (c)	75,000	67,688
8.25% 4/1/15	7,295,000	7,258,525
8.375% 4/1/17	6,615,000	6,433,088
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co. 6.875% 12/15/13	$ 1,510,000	$ 1,336,350
Peabody Energy Corp. 7.375% 11/1/16	30,000	28,500
Teck Resources Ltd.:
9.75% 5/15/14 (b)	1,580,000	1,572,100
10.25% 5/15/16 (b)	1,745,000	1,764,719
10.75% 5/15/19 (b)	1,590,000	1,635,792
Vedanta Resources PLC 6.625% 2/22/10 (b)	1,160,000	1,154,200
		22,308,687
Paper - 3.9%
Cascades, Inc. 7.25% 2/15/13	1,280,000	1,104,000
Domtar Corp.:
5.375% 12/1/13	2,260,000	1,808,000
7.125% 8/15/15	1,310,000	1,074,200
7.875% 10/15/11	605,000	592,900
Georgia-Pacific Corp.:
7% 1/15/15 (b)	6,875,000	6,479,688
8.125% 5/15/11	300,000	300,000
Georgia-Pacific LLC 8.25% 5/1/16 (b)	820,000	812,825
International Paper Co. 7.4% 6/15/14	1,440,000	1,418,371
Rock-Tenn Co.:
9.25% 3/15/16	1,485,000	1,503,563
9.25% 3/15/16 (b)	235,000	237,938
Temple-Inland, Inc.:
6.625% 1/15/16	290,000	250,850
6.875% 1/15/18	1,390,000	1,195,400
		16,777,735
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	470,000	380,700
Services - 2.3%
Corrections Corp. of America:
6.25% 3/15/13	2,915,000	2,761,963
7.75% 6/1/17	665,000	651,700
FTI Consulting, Inc.:
7.625% 6/15/13	4,370,000	4,282,600
7.75% 10/1/16	2,090,000	2,048,200
		9,744,463
Shipping - 0.4%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	140,000	122,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 255,000	$ 181,050
8.75% 12/1/13	290,000	269,700
Teekay Corp. 8.875% 7/15/11	1,090,000	1,076,375
		1,649,975
Steels - 1.5%
Steel Dynamics, Inc.:
6.75% 4/1/15	4,040,000	3,353,200
7.375% 11/1/12	3,240,000	2,964,600
		6,317,800
Super Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	1,570,000	1,575,888
Technology - 3.7%
Flextronics International Ltd.:
6.25% 11/15/14	500,000	437,500
6.5% 5/15/13	1,385,000	1,274,200
Jabil Circuit, Inc. 8.25% 3/15/18	1,455,000	1,345,875
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	2,089,050
6.5% 1/15/28	10,000	5,650
Seagate Technology HDD Holdings:
6.375% 10/1/11	1,090,000	1,002,800
6.8% 10/1/16	2,950,000	2,124,000
Seagate Technology International 10% 5/1/14 (b)	315,000	315,000
Xerox Capital Trust I 8% 2/1/27	9,690,000	7,509,750
		16,103,825
Telecommunications - 11.1%
American Tower Corp. 7.25% 5/15/19 (b)	2,080,000	2,028,000
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (b)	1,090,000	1,068,200
Cincinnati Bell, Inc. 7.25% 7/15/13	1,250,000	1,181,250
Citizens Communications Co.:
6.25% 1/15/13	1,095,000	1,023,825
9% 8/15/31	1,260,000	1,063,125
Cricket Communications, Inc. 7.75% 5/15/16 (b)	1,320,000	1,280,400
DigitalGlobe, Inc. 10.5% 5/1/14 (b)	625,000	637,500
Frontier Communications Corp. 8.25% 5/1/14	1,745,000	1,697,013
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (b)	1,675,000	1,687,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (b)	$ 1,500,000	$ 1,470,000
8.875% 1/15/15 (b)	270,000	265,275
Mobile Telesystems Finance SA 8% 1/28/12 (b)	2,868,000	2,767,620
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	730,750
6.875% 10/31/13	4,865,000	4,050,113
7.375% 8/1/15	900,000	713,250
Qwest Capital Funding, Inc. 7.25% 2/15/11	795,000	771,150
Qwest Communications International, Inc. 7.5% 2/15/14	2,005,000	1,844,600
Qwest Corp.:
4.57% 6/15/13 (c)	1,795,000	1,611,013
6.5% 6/1/17	500,000	443,750
7.5% 10/1/14	1,980,000	1,881,000
7.625% 6/15/15	3,680,000	3,523,600
8.375% 5/1/16 (b)	1,725,000	1,690,500
8.875% 3/15/12	1,000,000	1,007,500
Sprint Capital Corp.:
6.875% 11/15/28	2,095,000	1,466,500
7.625% 1/30/11	4,085,000	4,033,938
8.375% 3/15/12	1,140,000	1,122,900
Sprint Nextel Corp. 6% 12/1/16	3,100,000	2,518,750
U.S. West Communications:
6.875% 9/15/33	1,895,000	1,326,500
7.5% 6/15/23	2,500,000	1,900,000
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15	985,000	970,225
		47,775,810
TOTAL NONCONVERTIBLE BONDS		398,556,020
TOTAL CORPORATE BONDS (Cost $414,447,798)		401,455,161
Floating Rate Loans - 3.6%

Air Transportation - 0.1%
Northwest Airlines, Inc. term loan 2.36% 12/31/10 (c)	355,000	332,813
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.3439% 12/27/14 (c)	$ 831,398	$ 523,781
Tranche C, term loan 2.2703% 12/27/15 (c)	643,665	405,509
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.07% 4/30/14 (c)	85,000	70,975
		1,000,265
Cable TV - 0.1%
CSC Holdings, Inc. Tranche B, term loan 2.0947% 3/31/13 (c)	489,410	457,599
Chemicals - 0.0%
Nalco Co. term loan 6.5% 5/6/16 (c)	175,000	175,438
Electric Utilities - 0.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3131% 3/30/12 (c)	104,420	77,793
term loan 4.22% 3/30/14 (c)	735,991	548,313
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.8812% 10/10/14 (c)	2,909,370	2,014,739
		2,640,845
Entertainment/Film - 0.5%
Zuffa LLC term loan 2.375% 6/19/15 (c)	2,481,745	1,985,396
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 2.8984% 7/25/14 (c)	1,701,343	1,505,689
Tranche DD, term loan 2.5688% 7/25/14 (c)	86,824	76,839
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (c)	683,273	609,821
PTS Acquisition Corp. term loan 2.5688% 4/10/14 (c)	1,274,316	1,006,710
		3,199,059
Publishing/Printing - 0.3%
Newsday LLC term loan 9.75% 8/1/13	1,290,000	1,286,775
Services - 0.1%
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (c)	67,807	60,518
Tranche B, term loan 2.1212% 12/21/12 (c)	371,262	331,352
		391,870
Technology - 0.5%
Flextronics International Ltd.:
Tranche B-A, term loan 3.083% 10/1/14 (c)	306,054	246,373
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
Flextronics International Ltd.: - continued
Tranche B-A1, term loan 3.3813% 10/1/14 (c)	$ 87,946	$ 70,797
Kronos, Inc. Tranche 1LN, term loan 3.47% 6/11/14 (c)	2,478,711	1,933,395
		2,250,565
Telecommunications - 0.3%
Intelsat Jackson Holdings Ltd. term loan 3.4113% 2/1/14 (c)	385,000	316,663
Intelsat Ltd. Tranche B, term loan 2.9144% 7/3/13 (c)	1,070,781	998,503
		1,315,166
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 4.8419% 3/5/14 (c)	95,000	82,175
Tranche B 1LN, term loan 5.7963% 9/5/13 (c)	309,545	304,128
		386,303
TOTAL FLOATING RATE LOANS (Cost $17,029,151)		15,422,094
Interfund Loans - 1.1%

With VIP Equity-Income Portfolio 1.45% due 6/1/09 (a) (Cost $4,943,000)	4,943,000	4,943,000
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,688,000)	$ 2,688,038	2,688,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $439,107,949)		424,508,255
NET OTHER ASSETS - 1.2%		5,061,450
NET ASSETS - 100%		$ 429,569,705
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,626,946 or 18.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,688,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 118,563
Bank of America, NA	228,240
Barclays Capital, Inc.	380,400
Credit Suisse Securities (USA) LLC	18,785
Deutsche Bank Securities, Inc.	420,410
HSBC Securities (USA), Inc.	380,400
ING Financial Markets LLC	126,800
J.P. Morgan Securities, Inc.	887,602
Mizuho Securities USA, Inc.	63,400
Societe Generale, New York Branch	63,400
$ 2,688,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 424,508,255	$ -	$ 424,508,255	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $436,450,626. Net unrealized depreciation aggregated $11,942,371, of which $18,144,086 related to appreciated investment securities and $30,086,457 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009